RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2018
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

We transact business with the following related parties, consisting of companies in which Hemen and companies associated with Hemen have a significant interest: Frontline Ltd and its subsidiaries (referred to as "Frontline"), Ship Finance International Ltd (referred to as "Ship Finance") and Seatankers Management Co. Ltd and companies affiliated with it (referred to as "Seatankers"). We may also transact business with our associated companies.

Ship Finance

In April 2015, we agreed to a sale and leaseback transaction with Ship Finance for eight Capesize vessels. These vessels were sold en-bloc for an aggregate price of $272.0 million. The vessels were delivered to Ship Finance in the third quarter of 2015 and were time chartered-in by one of our subsidiaries for a period of ten years. The daily time charter rate is $17,600 during the first seven years and $14,900 in the remaining three years, of which $7,000 is for operating expenses (including dry docking costs). In addition, 33% of our profit from revenues above the daily time charter rate for all eight vessels aggregated will be calculated and paid on a quarterly basis to Ship Finance and the daily hire payments will be adjusted if the actual three month LIBOR should deviate from a base LIBOR of 0.4% per annum. For each 0.1% point increase/decrease in the interest rate level, the daily charter hire will increase or decrease by $50 per day in the first seven years and $25 per day in the remaining three years. We have a purchase option of $112 million en-bloc after ten years and, if such option is not exercised, Ship Finance will have the option to extend the charters by three years at $14,900 per day.

We are the commercial manager for 14 (2017: 14) dry bulk and 14 (2017: eight) container vessels owned and operated by Ship Finance. Pursuant to the management agreements, we receive $125 per day per vessel for managing seven of the 14 dry bulk vessels and $75 per day per vessel for managing the remaining seven dry bulk vessels (2017: $125 per day per vessel for managing the seven dry bulk vessels, 2016: $125 per day per vessel for managing the seven dry bulk vessels) and $75 per day per vessel for managing the fourteen container vessels (2017: $75 per day per vessel for managing the eight container vessels, 2016: $75 per day per vessel for managing the nine container vessels).

Seatankers

We are the commercial manager of 14 (2017: 20) dry bulk vessel owned and operated by Seatankers. Pursuant to the management agreements, we receive $125 (2017: $125, 2016: $125) per day per vessel for managing the dry bulk vessels. From time to time we may also charter in dry bulk vessel owned by Seatankers on short term time charters.

Capesize Chartering

In February 2015, Capesize Chartering Ltd, or CCL, a joint venture company was incorporated and in January 2016, the joint venture partners, Golden Ocean, Bocimar International NV, C Transport Holding Ltd and Star Bulk Carriers Corp, entered into a revenue sharing agreement. The purpose of the joint venture is to combine and coordinate the chartering services of all the parties for their participating Capesize dry bulk vessels that are intended to trade on the spot market and ultimately achieve improved scheduling ability and with the overall aim of enhancing economic efficiencies. Each participating vessel owner continues to be responsible for the operating, accounting and technical management of its respective vessels. As of December 31, 2018, 22 of our Capesize vessels were under the revenue sharing agreement.

United Freight Carriers

United Freight Carriers LLC, or UFC, is a dry cargo vessel operator and logistics service provider that primarily focuses its activity around smaller bulk carriers with deadweight of up to 50,000 tonnes.

Management Agreements

Technical Supervision Services

We receive technical supervision services from Frontline Management. Pursuant to the terms of the agreement, Frontline Management receives an annual management fee of $30,336 per vessel (2017: $30,555 per vessel). This fee is subject to annual review. Frontline Management also manages our newbuilding supervision and charges us for the costs incurred in relation to the supervision.

Ship Management

The ship management of our vessels is provided by external ship managers, except for twenty-one (2017: twenty) vessels, which is provided by SeaTeam Management Pte. Ltd, a company in which we own 22.2% and is a subsidiary of Frontline.

Other Management Services

We aim to operate efficiently through utilizing Frontline or other companies with the same main shareholder and these costs are allocated based on a cost plus mark-up model. We receive certain services in relation to management of our Sarbanes Oxley compliance. We receive services in relation to sales and purchase activities, bunker procurement and administrative services in relation to the corporate headquarter. We may also provide certain financial management services to companies with the same main shareholder.

Acquisition of vessels from affiliates of Hemen

In October 2017, we agreed to acquire two Capesize vessels from affiliates of Hemen, our largest shareholder, at an aggregated purchase price of $86.0 million. As settlement of the purchase price for each vessel, the Company entered into a seller's credit loan with an affiliate of Hemen for 50% of the purchase price of each vessel. The remaining part of the purchase price was to be settled with an aggregate of $9.0 million of cash and 4,000,000 of newly-issued common shares of the Company; 2,000,000 shares was to be issued upon the delivery of each vessel. In November 2017, one of the vessels, Golden Behike, was delivered to us and 2,000,000 shares were issued to satisfy the purchase price. The second vessel, Golden Monterrey, was delivered to us in January 2018 and 2,000,000 shares were issued to satisfy the purchase price.

In March 2017, we entered into agreements to acquire two Panamax vessels from affiliates of Hemen. In exchange for the two Panamax vessels acquired from affiliates of Hemen, subsequently renamed Golden Amber and Golden Opal and delivered in June 2017, we issued an aggregate of 3.3 million shares as consideration to Hemen and assumed seller's credits of an aggregate of $22.5 million.

Seller's credits from affiliates of Hemen

In connection with the acquisition of the two Panamax vessels from affiliates of Hemen in 2017, we assumed an aggregate of $22.5 million in debt under seller's credit agreements, non-amortizing until June 2019 and with an interest rate of LIBOR plus a margin of 3.0%.

In connection with the agreements to acquire two Capesize vessels from affiliates of Hemen in October 2017, we entered into non-amortizing seller's credit loans with an affiliate of Hemen for 50% of the purchase price of each vessel. Each loan bears interest at LIBOR plus a margin of 3.00% per annum and matures three years after delivery of each vessel. Following the delivery of Golden Behike in 2017 and Golden Monterrey in 2018, we assumed a total of $43.0 million in a seller's credit loans related to the vessels.

In 2018, we repaid the full outstanding amount of $65.5 million under the seller's credit loans in connection with the new $120.0 million loan facility agreed in May 2018. Refer also to in Note 20 for additional information.

A summary of long-term balances owed to related parties as of December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Hemen	—	44,000
	—	44,000

A summary of net amounts charged by related parties in 2018, 2017 and 2016 is as follows:

(in thousands of $)	2018	2017	2016
Frontline Ltd	3,687	4,210	6,521
Ship Finance International Limited	29,484	27,977	25,564
Seateam Management Pte Ltd	3,783	3,103	2,638
Seatankers Management Co Ltd	12,325	9,696	4,216
Golden Opus Inc	—	1,286	1,114
Capesize Chartering Ltd	62	57	98
Affiliates of Hemen	1,338	634	—
	50,679	46,963	40,151

Net amounts charged by related parties comprise general management and commercial management fees, charter hire , newbuilding supervision fees, interest costs and newbuilding commission fees.

A summary of net amounts charged to related parties in 2018, 2017 and 2016 is as follows:

(in thousands of $)	2018	2017	2016
Ship Finance International Limited	793	738	795
Seatankers Management Co Ltd	681	933	957
United Freight Carriers LLC	—	—	150
Northern Drilling Ltd	28	—	—
Capesize Chartering Ltd	2,557	3,368	945
	4,059	5,039	2,847

Net amounts charged to related parties mainly comprise commercial management fees.

A summary of balances due from related parties as of December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Capesize Chartering Ltd	6	—
Frontline Ltd	3,192	1,095
United Freight Carriers	163	—
Ship Finance International Ltd	91	60
Seatankers Management Co Ltd	538	825
Golden Opus Inc	—	10
	3,990	1,990

A summary of short-term balances owed to related parties as of December 31, 2018 and 2017 is as follows:

(in thousands of $)	2018	2017
Capesize Chartering Ltd	—	879
Frontline Ltd	—	1,822
Seatankers Management Co Ltd	—	—
Golden Opus Inc	—	29
	—	2,730

As at December 31, 2018 and December 31, 2017, receivables and payables with related parties mainly comprise unpaid fees for services rendered from and to related parties.

In February 2016, Hemen was allocated 31.6 million shares at NOK 25.00 per share in connection with a private placement share offering of 68.7 million new shares. Hemen also owns $124.4 million of the Convertible Bond, which is convertible into 1,489,463 of our common shares at an exercise price of $83.52 per share. In 2018 and 2017, we issued an aggregate of 2,000,000 and 5,300,000 shares, respectively, to Hemen in connection with vessel acquisitions.

We have periodically issued share options as disclosed in Notes 26 of these consolidated financial statements.